                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:  December 31, 2000


Check here if Amendment                    [ ] Amendment Number:________________
This Amendment (Check only one.):          [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           -------------------------------
Address:   650 Madison Avenue
           -------------------------------
           New York, NY 10022
           -------------------------------

Form 13F File Number:  28-
                           ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott A. Bommer
       -----------------------------------
Title: Managing Member
       -----------------------------------
Phone: 212-610-9060
       -----------------------------------

Signature, Place, and Date of Signing:

   /s/ SCOTT A. BOMMER                New York, NY           February 13, 2001
------------------------------   -----------------------   ---------------------
       (Signature)                    (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         -----------------------
Form 13F Information Table Entry Total:      48
                                         -----------------------
Form 13F Information Table Value Total:   9,011                  (thousands)
                                         -----------------------



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.              Form 13F File Number             Name
     ---              --------------------             ----

      1               28-                          SAB Capital Management, LLC
                          ------------

                           FORM 13F INFORMATION TABLE


            COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------  --------------  --------  --------  ------------------  ----------  --------  ---------------------
                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  ---------------------
AMAZON.COM, INC FEB 20 PUTS     COMMON STOCK   023135956      65       100  SH   PUT    DEFINED        1         100    0       0
AMAZON.COM, INC JAN 20 PUTS     COMMON STOCK   023135957      53       100  SH   PUT    DEFINED        1         100    0       0
CIDCO, INC                      COMMON STOCK   171768104     300   200,000  SH          DEFINED        1     200,000    0       0
COST PLUS, INC. JAN 30 CALLS    COMMON STOCK   221485905      56       220  SH   CALL   DEFINED        1         220    0       0
COMPUTER SCIENCE, CORP. MAR.
  60 PUTS                       COMMON STOCK   205363954      91       160  SH   PUT    DEFINED        1         160    0       0
CINTAS CORP FEB 50 CALLS        COMMON STOCK   172908905      77       155  SH   CALL   DEFINED        1         155    0       0
CINTAS CORP JAN 50 PUTS         COMMON STOCK   172908955       9       100  SH   PUT    DEFINED        1         100    0       0
DOLLAR GENERAL CORP JAN
  17.5 CALLS                    COMMON STOCK   256669902      89       550  SH   CALL   DEFINED        1         550    0       0
DOLLAR GENERAL CORP JAN
  17.5 PUTS                     COMMON STOCK   256669952      10       190  SH   PUT    DEFINED        1         190    0       0
FASTENAL COMPANY JAN 55 PUTS    COMMON STOCK   311900954      48       170  SH   PUT    DEFINED        1         170    0       0
GENERAL ELECTRIC CO. MAR
  55 PUTS                       COMMON STOCK   369604953     197       250  SH   PUT    DEFINED        1         250    0       0
GUCCI GROUP JAN 85 CALLS        COMMON STOCK   401566904      97       165  SH   CALL   DEFINED        1         165    0       0
HOME DEPOT, INC. JAN 40 PUTS    COMMON STOCK   437076952      33       500  SH   PUT    DEFINED        1         500    0       0
HOME DEPOT, INC. JAN 45 CALLS   COMMON STOCK   437076902     282     1,050  SH   CALL   DEFINED        1       1,050    0       0
HOME DEPOT, INC. JAN 45 PUTS    COMMON STOCK   437076952      19       100  SH   PUT    DEFINED        1         100    0       0
HOME DEPOT, INC. JAN 50 PUTS    COMMON STOCK   437076952     195       400  SH   PUT    DEFINED        1         400    0       0
INGRAM MICRO, INC. JAN
  12.5 CALLS                    COMMON STOCK   457153904       9       120  SH   CALL   DEFINED        1         120    0       0
INGRAM MICRO, INC. JAN
  12.5 PUTS                     COMMON STOCK   457153954      98       500  SH   PUT    DEFINED        1         500    0       0
KOHLS CORP JAN 50 PUTS          COMMON STOCK   500255954       9       100  SH   PUT    DEFINED        1         100    0       0
KOHLS CORP JAN 60 PUTS          COMMON STOCK   500255954      30       100  SH   PUT    DEFINED        1         100    0       0
LOWES COMPANIES, INC            COMMON STOCK   548661107   2,581    58,000  SH          DEFINED        1      58,000    0       0
MENS WAREHOUSE JAN 22.5 PUTS    COMMON STOCK   587118950       3       200  SH   PUT    DEFINED        1         200    0       0
OMNICOM GROUP JAN 90 PUTS       COMMON STOCK   681919956      86       100  SH   PUT    DEFINED        1         100    0       0
PALM INC                        COMMON STOCK   696642107   2,454    86,669  SH          DEFINED        1      86,669    0       0
PFSWEB                          COMMON STOCK   717098107     275   367,000  SH          DEFINED        1     367,000    0       0
PSINET, INC                     COMMON STOCK   74437C101     159   221,396  SH          DEFINED        1     221,396    0       0
ROBERT HALF INTERNATIONAL, INC
  JAN 30 CALLS                  COMMON STOCK   717098107       8       150  SH   CALL   DEFINED        1         150    0       0
SCIENT CORP                     COMMON STOCK   80864H109     345   106,200  SH          DEFINED        1     106,200    0       0
SILICON VALLEY BANCSHARES FEB
  22.5 PUTS                     COMMON STOCK   827064956       5       100  SH   PUT    DEFINED        1         100    0       0
SILICON VALLEY BANCSHARES FEB
  25 PUTS                       COMMON STOCK   827064956       9       100  SH   PUT    DEFINED        1         100    0       0
SILICON VALLEY BANCSHARES JAN
  35 PUTS                       COMMON STOCK   827064956      31       100  SH   PUT    DEFINED        1         100    0       0
SUNRISE ASSISTED LIVING, INC.
  APR 25 PUTS                   COMMON STOCK   86768K956      42       135  SH   PUT    DEFINED        1         135    0       0
STANLEY WORKS APR 30 PUTS       COMMON STOCK   854616959      38       200  SH   PUT    DEFINED        1         200    0       0
STANLEY WORKS JAN 25 PUTS       COMMON STOCK   854616959       6       250  SH   PUT    DEFINED        1         250    0       0
STANLEY WORKS JAN 30 CALLS      COMMON STOCK   854616909     113       500  SH   CALL   DEFINED        1         500    0       0
TECH DATA CORP JAN 25 PUTS      COMMON STOCK   878237956      23       200  SH   PUT    DEFINED        1         200    0       0
TECH DATA CORP JAN 30 PUTS      COMMON STOCK   878237956      38       100  SH   PUT    DEFINED        1         100    0       0
TIFFANY & CO JAN 30 CALLS       COMMON STOCK   886547908     109       300  SH   CALL   DEFINED        1         300    0       0
TIFFANY & CO JAN 30 PUTS        COMMON STOCK   886547958      21       100  SH   PUT    DEFINED        1         100    0       0
TIFFANY & CO JAN 35 CALLS       COMMON STOCK   886547908      28       200  SH   CALL   DEFINED        1         200    0       0
TIFFANY & CO JAN 35 PUTS        COMMON STOCK   886547958      94       200  SH   PUT    DEFINED        1         200    0       0
TOYS R US, INC JAN 15 PUTS      COMMON STOCK   892335950      15       400  SH   PUT    DEFINED        1         400    0       0
TOYS R US, INC JAN 17.5 PUTS    COMMON STOCK   892335950      90       600  SH   PUT    DEFINED        1         600    0       0
WILLIAMS SONOMA FEB 20 CALLS    COMMON STOCK   969904901      54       200  SH   CALL   DEFINED        1         200    0       0
WILLIAMS SONOMA FEB 20 PUTS     COMMON STOCK   969904951      88       345  SH   PUT    DEFINED        1         345    0       0
WILLIAMS SONOMA FEB 22.5 PUTS   COMMON STOCK   969904951      99       240  SH   PUT    DEFINED        1         240    0       0
WILLIAMS SONOMA JAN 17.5 CALLS  COMMON STOCK   969904901     102       320  SH   CALL   DEFINED        1         320    0       0
YAHOO, INC JAN 40 PUTS          COMMON STOCK   984332956     328       300  SH   PUT    DEFINED        1         300    0       0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.